FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans and financing	R$ 45,121,791	R$ 45,620,428
Cash and cash equivalents	8,048,472	6,424,881
Net debt	37,073,319	39,195,547
Total Net Equity	42,752,532	44,064,927	R$ 41,580,593	R$ 53,653,349
Total Capital	R$ 79,809,907	R$ 83,260,474
Financial Leverage Index	46.00%	47.00%